PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
(5)          PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows (in thousands):

	March 31, 2012	December 31, 2011
	(unaudited)
Leasehold improvements	$2,845	$2,826
Motor vehicles	56	56
Office equipment	67	66

Total property, plant and equipment	2,968	2,948
Less: accumulated depreciation	(963)	(751)

Property, plant and equipment, net	$2,005	$2,197

Depreciation expense was $207 and $17 for the three months ended March 31, 2012 and 2011, respectively.

During the three months ended March 31, 2011, the Company disposed of its manufacturing equipment that had a net book value of $145 on December 31, 2010, for $154, resulting in a gain of $9.

During the three months ended March 31, 2011, the Company disposed of the building that housed its discontinued manufacturing activities and the land use right for the land on which the building sits, which collectively had a net book value of $1,013 on December 31, 2010, for $989, resulting in a loss of $24.